Operating Segments - Schedule of Operating Segments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
External	$ 840	$ 1,972	$ 2,879	$ 1,347
Total	840	1,972	2,879	1,347
Segment loss (gain)	3,527	2,967	5,773	8,287	5,768
Company’s share of losses of company accounted for at equity, net	208	99	210	109
Loss on impairment of intangible asset			1,042
Finance expense (income), net	(51)	(147)	(1,164)	(5,818)	21
Tax expense	(5)	13	22	14
Loss	3,679	2,932	5,883	2,592	5,789
Segment Assets	10,482	9,892	11,182	10,605
Segment Liabilities	1,826	3,114	1,595	4,156
Drug Development [Member]
Revenues
External
Total
Segment loss (gain)	3,040	2,772	5,359	8,405	5,768
Segment Assets	6,834	4,290	7,069	9,664
Segment Liabilities	1,742	2,741	1,441	4,021
Online Sales [Member]
Revenues
External	840	1,972	2,879	1,347
Total	840	1,972	2,879	1,347
Segment loss (gain)	487	195	414	(118)
Segment Assets	3,648	5,602	4,113	941
Segment Liabilities	$ 84	$ 373	$ 154	$ 135